Share-Based Compensation - Restricted and Ordinary Shares Narratives (Details) $ in Millions	6 Months Ended
Jun. 30, 2020 USD ($)
Share-based Compensation Arrangement by Share-based Payment Award
Share based compensation not yet recognized for unvested shares vesting period	2 years 10 months 24 days
Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award
Share based compensation not yet recognized for unvested shares other than options	$ 4.3
Share based compensation not yet recognized for unvested shares vesting period	2 years 6 months